Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Sonida Senior Living, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-13445
Entity Tax Identification Number	75-2678809
Entity Address, Address Line One	14755 Preston Road
Entity Address, Address Line Two	Suite 810
Entity Address, State or Province	TX
Entity Address, City or Town	Dallas,
Entity Address, Postal Zip Code	75254
City Area Code	(972)
Local Phone Number	770-5600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SNDA
Security Exchange Name	NYSE
Entity Central Index Key	0001043000
Amendment Flag	false